VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—31.1%
Auto Manufacturers—0.2%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	$ 1,205	$ 651
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	550	508
		1,159

Automotive Parts & Equipment—0.3%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	735	862
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,465	948
		1,810

Banks—0.7%
Barclays Bank plc 0.000%, 2/18/25	2,645	2,715
BofA Finance LLC 0.600%, 5/25/27	1,240	1,430
		4,145

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	2,005	1,990
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	170	374
Bridgebio Pharma, Inc. 2.250%, 2/1/29	1,595	960
Insmed, Inc.
1.750%, 1/15/25	1,585	1,469
0.750%, 6/1/28	805	664
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	2,410	2,717
		8,174

Commercial Services—1.7%
Affirm Holdings, Inc. 0.000%, 11/15/26	1,290	815
Block, Inc. 0.125%, 3/1/25	2,070	1,928
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	2,165	1,622
Shift4 Payments, Inc.
0.000%, 12/15/25	1,105	1,205
0.500%, 8/1/27	2,825	2,514
Stride, Inc. 1.125%, 9/1/27	2,495	2,607
		10,691

Computers—1.0%
CyberArk Software Ltd. 0.000%, 11/15/24	1,050	1,091
KBR, Inc. 2.500%, 11/1/23	735	1,643
Parsons Corp. 0.250%, 8/15/25	1,960	2,119
	Par Value	Value

Computers—continued
Rapid7, Inc. 0.250%, 3/15/27	$ 1,585	$ 1,416
		6,269

Electric Utilities—0.8%
Alliant Energy Corp. 144A 3.875%, 3/15/26(1)	460	476
PPL Capital Funding, Inc. 144A 2.875%, 3/15/28(1)	1,295	1,299
Southern Co. (The) 144A 3.875%, 12/15/25(1)	3,305	3,406
		5,181

Energy-Alternate Sources—0.6%
Enphase Energy, Inc. 0.000%, 3/1/26	1,010	962
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	3,355	2,701
		3,663

Entertainment—1.3%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,390	1,711
IMAX Corp. 0.500%, 4/1/26	2,315	2,319
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,745	1,691
Vail Resorts, Inc. 0.000%, 1/1/26	2,240	2,026
		7,747

Financial Services—1.7%
Coinbase Global, Inc. 0.500%, 6/1/26	1,735	1,117
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,070	3,151
Goldman Sachs Finance Corp. 0.500%, 12/29/27(2)	3,445	3,510
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	2,135	2,587
		10,365

Food & Beverage—0.2%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	1,115	1,168
Healthcare-Products—3.1%
Alphatec Holdings, Inc. 0.750%, 8/1/26	1,675	1,720
CONMED Corp. 144A 2.250%, 6/15/27(1)	3,065	3,315
Envista Holdings Corp. 2.375%, 6/1/25	490	931
Exact Sciences Corp.
0.375%, 3/15/27	3,205	2,920
0.375%, 3/1/28	285	247
Insulet Corp. 0.375%, 9/1/26	1,810	2,701
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	$ 1,010	$ 1,146
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	1,395	1,848
Natera, Inc. 2.250%, 5/1/27	1,350	2,022
Novocure Ltd. 0.000%, 11/1/25	1,810	1,613
Repligen Corp. 0.375%, 7/15/24	370	517
		18,980

Internet—3.3%
Booking Holdings, Inc. 0.750%, 5/1/25	1,070	1,595
Etsy, Inc. 0.125%, 9/1/27	1,055	925
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	1,730	1,521
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,110	2,272
0.375%, 6/1/25	1,975	3,648
Snap, Inc. 0.750%, 8/1/26	1,340	1,155
Uber Technologies, Inc. 0.000%, 12/15/25	1,625	1,413
Wayfair, Inc.
1.125%, 11/1/24	1,455	1,299
1.000%, 8/15/26	800	519
144A 3.250%, 9/15/27(1)	790	663
Zillow Group, Inc.
2.750%, 5/15/25	4,255	4,319
1.375%, 9/1/26	980	1,144
		20,473

Leisure Time—1.3%
NCL Corp., Ltd.
5.375%, 8/1/25	475	507
1.125%, 2/15/27	4,055	2,941
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	1,655	1,682
144A 6.000%, 8/15/25(1)	670	1,022
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	1,345	1,870
		8,022

Machinery-Diversified—0.3%
Middleby Corp. (The) 1.000%, 9/1/25	1,380	1,670
Media—1.1%
DISH Network Corp. 0.000%, 12/15/25	1,325	646
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	4,125	4,076
	Par Value	Value

Media—continued
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	$ 2,225	$ 2,357
		7,079

Mining—0.2%
Lithium Americas Corp. 1.750%, 1/15/27	1,780	1,378
Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	2,935	3,302
Oil, Gas & Consumable Fuels—1.0%
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	1,865	2,104
Permian Resources Operating LLC 3.250%, 4/1/28	905	1,664
Pioneer Natural Resources Co. 0.250%, 5/15/25	985	2,243
		6,011

Passenger Airlines—0.2%
American Airlines Group, Inc. 6.500%, 7/1/25	1,020	1,131
Personal Care Product—0.3%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	2,125	1,737
Pharmaceuticals—1.7%
Dexcom, Inc.
0.750%, 12/1/23	385	1,135
0.250%, 11/15/25	6,190	6,755
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	780	889
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,360	1,652
		10,431

Retail—1.5%
Burlington Stores, Inc. 2.250%, 4/15/25	2,335	2,618
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	2,040	2,452
Guess, Inc. 144A 3.750%, 4/15/28(1)	1,645	1,650
Shake Shack, Inc. 0.000%, 3/1/28	3,205	2,377
		9,097

Semiconductors—1.3%
Impinj, Inc. 1.125%, 5/15/27	185	199
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,290	1,238
Microchip Technology, Inc. 0.125%, 11/15/24	1,050	1,112

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	$ 3,085	$ 2,971
Silicon Laboratories, Inc. 0.625%, 6/15/25	500	600
Wolfspeed, Inc. 0.250%, 2/15/28	2,420	1,754
		7,874

Software—5.2%
Bentley Systems, Inc. 0.125%, 1/15/26	3,160	2,973
BILL Holdings, Inc. 0.000%, 12/1/25	2,010	1,835
Cerence, Inc. 3.000%, 6/1/25	1,060	1,088
Cloudflare, Inc. 0.000%, 8/15/26	1,900	1,568
Confluent, Inc. 0.000%, 1/15/27	1,580	1,251
Datadog, Inc. 0.125%, 6/15/25	1,295	1,349
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	490	383
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	2,465	2,689
Evolent Health, Inc. 1.500%, 10/15/25	2,340	2,989
Five9, Inc. 0.500%, 6/1/25	1,465	1,348
HubSpot, Inc. 0.375%, 6/1/25	1,085	1,685
MicroStrategy, Inc. 0.750%, 12/15/25	905	938
Model N, Inc. 144A 1.875%, 3/15/28(1)	335	326
MongoDB, Inc. 0.250%, 1/15/26	1,015	1,336
PagerDuty, Inc. 1.250%, 7/1/25	2,045	2,162
Splunk, Inc.
1.125%, 9/15/25	1,545	1,458
1.125%, 6/15/27	2,190	1,872
Tyler Technologies, Inc. 0.250%, 3/15/26	3,160	3,172
Workiva, Inc. 1.125%, 8/15/26	1,230	1,624
		32,046

Telecommunications—0.3%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	1,610	1,561
Total Convertible Bonds and Notes (Identified Cost $198,209)		191,164

Shares
Convertible Preferred Stocks—3.1%
Automobile Components—0.2%
Aptiv plc Series A, 5.500%	12,095	1,369
	Shares	Value
Banks—1.0%
Wells Fargo & Co. Series L, 7.500%	5,050	$ 5,898
Capital Markets—0.3%
KKR & Co., Inc. Series C, 6.000%	24,840	1,586
Electric Utilities—0.6%
NextEra Energy, Inc., 6.926%	38,300	1,813
PG&E Corp., 5.500%	11,405	1,710
		3,523

Healthcare Equipment & Supplies—0.4%
Boston Scientific Corp. Series A, 5.500%	20,375	2,562
Machinery—0.4%
Chart Industries, Inc. Series B, 6.750%	24,775	1,389
RBC Bearings, Inc. Series A, 5.000%	12,860	1,421
		2,810

Telecommunications—0.2%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	1,270	1,479
Total Convertible Preferred Stocks (Identified Cost $19,861)		19,227

Common Stocks—58.9%
Air Freight & Logistics—0.6%
FedEx Corp.	17,215	3,921
Automobiles—1.7%
Tesla, Inc.(3)	64,276	10,561
Banks—2.0%
JPMorgan Chase & Co.	45,850	6,338
Wells Fargo & Co.	145,915	5,800
		12,138

Biotechnology—0.8%
AbbVie, Inc.	30,440	4,600
Broadline Retail—2.2%
Amazon.com, Inc.(3)	129,105	13,614
Capital Markets—1.7%
CME Group, Inc. Class A	20,010	3,717
Moody’s Corp.(4)	21,940	6,870
		10,587

Chemicals—1.6%
DuPont de Nemours, Inc.(4)	88,910	6,199
Sherwin-Williams Co. (The)	15,295	3,633
		9,832

Commercial Services & Supplies—0.4%
GFL Environmental, Inc.	18,211	661

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Commercial Services & Supplies—continued
Waste Management, Inc.(4)	11,180	$ 1,856
		2,517

Communications Equipment—0.5%
Cisco Systems, Inc.	65,625	3,101
Consumer Finance—0.8%
Capital One Financial Corp.	47,355	4,608
Consumer Staples Distribution & Retail—1.4%
Costco Wholesale Corp.	12,515	6,298
Target Corp.	14,865	2,345
		8,643

Electric Utilities—1.7%
Exelon Corp.	243,330	10,327
Electrical Equipment—0.3%
Generac Holdings, Inc.(3)	11,105	1,135
Plug Power, Inc.(3)	97,632	882
		2,017

Energy Equipment & Services—0.9%
Schlumberger N.V.	116,145	5,732
Financial Services—2.0%
Mastercard, Inc. Class A(4)	31,765	12,072
Ground Transportation—1.8%
Uber Technologies, Inc.(3)	118,415	3,677
Union Pacific Corp.	37,555	7,349
		11,026

Healthcare Equipment & Supplies—2.2%
Abbott Laboratories	34,870	3,852
Align Technology, Inc.(3)(4)	11,470	3,731
Intuitive Surgical, Inc.(3)	19,255	5,800
		13,383

Healthcare Providers & Services—0.9%
UnitedHealth Group, Inc.	11,273	5,547
Hotels, Restaurants & Leisure—2.7%
Booking Holdings, Inc.(3)	2,610	7,011
Chipotle Mexican Grill, Inc. Class A(3)(4)	2,225	4,601
Las Vegas Sands Corp.(3)	75,775	4,838
		16,450

Insurance—0.2%
Aon plc Class A	3,920	1,275
Interactive Media & Services—5.3%
Alphabet, Inc. Class A(3)	194,440	20,871
	Shares	Value

Interactive Media & Services—continued
Meta Platforms, Inc. Class A(3)(4)	48,520	$ 11,661
		32,532

IT Services—1.2%
Accenture plc Class A(4)	21,110	5,917
EPAM Systems, Inc.(3)	5,722	1,616
		7,533

Life Sciences Tools & Services—2.1%
IQVIA Holdings, Inc.(3)	26,450	4,979
Thermo Fisher Scientific, Inc.(4)	14,095	7,821
		12,800

Machinery—0.5%
Deere & Co.	8,265	3,124
Oil, Gas & Consumable Fuels—1.6%
ConocoPhillips	47,900	4,928
Devon Energy Corp.	93,650	5,004
		9,932

Pharmaceuticals—1.8%
Eli Lilly & Co.(4)	7,345	2,908
Zoetis, Inc. Class A	45,580	8,012
		10,920

Semiconductors & Semiconductor Equipment—3.4%
Lam Research Corp.	9,360	4,905
Marvell Technology, Inc.	55,930	2,208
Micron Technology, Inc.	86,925	5,595
NVIDIA Corp.	28,720	7,970
		20,678

Software—8.4%
Atlassian Corp. Class A(3)	12,225	1,805
Crowdstrike Holdings, Inc. Class A(3)	27,545	3,307
Intuit, Inc.	10,560	4,688
Microsoft Corp.(4)	89,821	27,598
Salesforce, Inc.(3)	32,946	6,536
ServiceNow, Inc.(3)	16,915	7,771
		51,705

Specialized REITs—0.8%
American Tower Corp.	25,300	5,171
Specialty Retail—2.1%
AutoZone, Inc.(3)	70	187
Home Depot, Inc. (The)(4)	23,580	7,087
TJX Cos., Inc. (The)	70,900	5,588
		12,862

Technology Hardware, Storage & Peripherals—4.2%
Apple, Inc.	153,000	25,961

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. Class B	54,950	$ 6,963
Total Common Stocks (Identified Cost $401,678)		362,132

Total Long-Term Investments—93.1% (Identified Cost $619,748)		572,523

Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(5)	28,137,712	28,138
Total Short-Term Investment (Identified Cost $28,138)		28,138

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.7% (Identified Cost $647,886)		600,661

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $118)	(199)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.7% (Identified Cost $647,768)	$600,462
Other assets and liabilities, net—2.3%	14,185
NET ASSETS—100.0%	$614,647
Abbreviations:
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $58,607 or 9.5% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $ 52,243.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open written options contracts as of April 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Accenture plc	(145)	$(4,495)	$310.00	05/19/23	$(1)
Align Technology, Inc.	(55)	(2,310)	420.00	05/19/23	(1)
Chipotle Mexican Grill, Inc.	(10)	(2,100)	2,100.00	05/19/23	(28)
DuPont de Nemours, Inc.	(620)	(4,960)	80.00	05/19/23	(4)
Eli Lilly & Co.	(50)	(2,150)	430.00	05/19/23	(5)
Home Depot, Inc. (The)	(166)	(5,727)	345.00	05/19/23	(2)
Mastercard, Inc.	(157)	(6,280)	400.00	05/19/23	(10)
Meta Platforms, Inc.	(145)	(3,988)	275.00	05/19/23	(3)
Microsoft Corp.	(445)	(14,017)	315.00	05/19/23	(125)
Moody’s Corp.	(110)	(3,630)	330.00	05/19/23	(15)
ServiceNow, Inc.	(45)	(2,430)	540.00	05/19/23	(1)
Thermo Fisher Scientific, Inc.	(100)	(6,200)	620.00	05/19/23	(1)
Waste Management, Inc.	(55)	(949)	172.50	05/19/23	(1)
					(197)
Put Options(2)
AutoZone, Inc.	(3)	(708)	2,360.00	05/19/23	(—) (3)
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
Open written options contracts as of April 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
AutoZone, Inc.	(3)	$(750)	$2,500.00	05/19/23	$(2)
					(2)
Total Written Options					$(199)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$191,164	$—	$187,654	$3,510
Equity Securities:
Common Stocks	362,132	362,132	—	—
Convertible Preferred Stocks	19,227	17,748	1,479	—
Money Market Mutual Fund	28,138	28,138	—	—
Total Assets	600,661	408,018	189,133	3,510
Liabilities:
Other Financial Instruments:
Written Options	(199)	(196)	(3)	—
Total Liabilities	(199)	(196)	(3)	—
Total Investments, Net of Written Options	$600,462	$407,822	$189,130	$3,510
There were no transfers into or out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value
	Total	Convertible Bonds And Notes
Investments in Securities
Balance as of January 31, 2023:	$ 3,601	$ 3,601
Net change in unrealized appreciation (depreciation)(a)	(91)	(91)
Balance as of April 30, 2023	$ 3,510	$ 3,510
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023, was $(91).
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.